STAGECOACH FUNDS, INC.

                          Small Cap Fund and Strategic Growth Fund
                                    Class A, B & C

                          SUPPLEMENT DATED FEBRUARY 9, 1999 TO THE
                       PROSPECTUS DATED AUGUST 1, 1998, AS PREVIOUSLY
                      SUPPLEMENTED AUGUST 31, 1998 AND NOVEMBER 24, 1998

Effective February 1, 1999, Thomas M. Zeifang replaces John Hickman as a portfolio manager for the Small Cap Fund and the Strategic Growth Fund.
Mr. Zeifang has provided portfolio management services and fundamental security analysis for the Funds' sub-advisor, Wells Capital Management, Inc. ("WCM"), since 1995. Prior to joining WCM, Mr. Zeifang provided fundamental security analysis for Fleet Investment Advisors for three years. Mr. Zeifang is a Chartered Financial Analyst, and holds an MBA in Finance and Business Policy from the William E. Simon School of Business Administration and a BBA in Finance from St. Bonaventure University. Mr. Zeifang has over five years of equity investment management experience.

                       STAGECOACH FUNDS, INC.

                           Small Cap Fund
                         Institutional Class

                SUPPLEMENT DATED FEBRUARY 9, 1999 TO THE
             PROSPECTUS DATED AUGUST 1, 1998, AS PREVIOUSLY
                   SUPPLEMENTED NOVEMBER 24, 1998

Effective February 1, 1999, Thomas M. Zeifang replaces John Hickman as a portfolio manager for the Small Cap Fund. Mr. Zeifang has provided portfolio management services and fundamental security analysis for the Fund's sub-advisor, Wells Capital Management, Inc. ("WCM"), since 1995. Prior to joining WCM, Mr. Zeifang provided fundamental security analysis for Fleet Investment Advisors for three years. Mr. Zeifang is a Chartered Financial
Analyst,  and holds an MBA in Finance  and  Business  Policy  from the William
E. Simon School of Business Administration and a BBA in Finance from St. Bonaventure University. Mr. Zeifang has over five years of equity investment management experience.

                    [MORRISON & FOERSTER LLP Letterhead]


                              February 9, 1999

                                                 (202) 887-1537

Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

         Re:   Stagecoach Funds, Inc.  File Nos. 33-42927; 811-6419

Ladies/Gentlemen:

     In connection with the registration of Stagecoach Funds, Inc. (the "Company") under the Investment Company Act of 1940 and the issuance of securities by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith for filing pursuant to Rule 497(e) of the 1933 Act, a supplement to the prospectus dated August 1, 1998, as supplemented on August 31, 1998 and November 24, 1998, describing the Class A, Class B and Class C shares of the Small Cap Fund and the Strategic Growth Fund, and a supplement to the prospectus dated August 1, 1998 describing the Institutional Class shares of the Small Cap Fund.

     These supplements are being filed to reflect a change in the day-to-day portfolio management of the Funds.

     If you have any questions, please contact the undersigned at the number indicated above.

                                                     Sincerely,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda